21. Employees benefits (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning of the year	R$ 2,532,338	R$ 2,319,841	R$ 2,465,721
Current interest expense and service costs	R$ 233,039
Actuarial (gains)/losses recorded as other comprehensive income		(10,994)	287,547	R$ (472,266)
Benefits paid		(128,797)	(118,360)
Defined benefit obligation, end of the year		2,532,338	2,319,841	2,465,721
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Current interest expense and service costs		232,248	262,873	R$ 282,117
Actuarial (gains)/losses recorded as other comprehensive income		(10,783)	(51,535)
Benefits paid		R$ (180,801)	R$ (179,541)